PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Borrowing costs capitalised	R$ 93,261	R$ 57,001
Weighted average interest rate on capitalized amount	9.55%	7.77%